Equity Capital Structure, Common Shares and At-the-Market Common Stock Offering (Details)		3 Months Ended	12 Months Ended
	Oct. 17, 2019 shares	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) Vote	Dec. 31, 2019 USD ($) shares	Sep. 30, 2018 USD ($)	Jun. 28, 2019 USD ($)
Common Shares [Abstract]
Number of votes per share | Vote			1
Gross proceeds from issuance of common shares		$ 0	$ 39,053,325	$ 2,625,590	$ 0
Net proceeds from issuance of common stock and warrants				$ 2,319,701
Minimum [Member]
Common Shares [Abstract]
Term common stock can be sold under ATM				12 months
Maximum [Member]
Common Shares [Abstract]
Common stock that can be sold under ATM						$ 10,000,000
Common Shares [Member]
Common Shares [Abstract]
Issuance of common stock (in shares) | shares	300,000			618,112